Lease Obligation - Movement in lease obligations (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Lease obligation
Beginning balance	$ 302,223	$ 429,523
Beginning balance (Current Portion)	147,078
Beginning balance (Non-current portion)	155,145
Additions	1,149,676
Lease payments (including interest)	(172,153)	(197,651)
Interest expense	78,909	70,351
Disposal	(55,205)
Ending balance (Current Portion)	188,907	147,078
Ending balance (Non-current portion)	1,114,543	155,145
Ending balance	$ 1,303,450	$ 302,223